Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Wellington Dividend Growth Active ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a growing stream of income over time and long-term capital appreciation and current income.